Public Offering - Additional Information (Detail) - USD ($)	1 Months Ended	7 Months Ended
	Sep. 24, 2020	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020
Initial Public Offering Details [Line Items]
Sale per price (in Dollars per share)	$ 0.20
Underwriting discount paid (in Dollars)	$ 6,900,000
Proposed offering, description		Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company's Business Combination or 12 months from the closing of the Public Offering.
Class A Common Stock [Member]
Initial Public Offering Details [Line Items]
Sale of an aggregate units		34,500,000
Share price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Common stock, par value		$ 0.0001	0.0001	$ 0.0001
Initial Public Offering [Member]
Initial Public Offering Details [Line Items]
Sale of an aggregate units	34,500,000
Sale per price (in Dollars per share)	$ 10.00
Initial public offering, description	Each Unit consists of one share of Class A common stock of the Company, $0.0001 par value per share (the "Public Shares"), and one-third of one redeemable warrant to purchase one share of Class A common stock (the "Public Warrants").
Public Offering Price [Member]
Initial Public Offering Details [Line Items]
Sale per price (in Dollars per share)	$ 0.35
Additional fee	$ 12,075,000
Public Offering Price [Member] | Class A Common Stock [Member]
Initial Public Offering Details [Line Items]
Share price (in Dollars per share)			$ 0.0001
Over-Allotment Option [Member]
Initial Public Offering Details [Line Items]
Sale of an aggregate units	4,500,000
Sale per price (in Dollars per share)	$ 10.00
Additional units issued			4,500,000
Underwriting discount paid (in Dollars)	$ 4,500,000